Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) shares in Thousands, $ in Thousands, $ in Thousands	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] SGD ($) shares	Common Stock [Member] Common Class A [Member] shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	Accumulated Foreign Currency Adjustment Attributable to Parent [Member] USD ($)	Accumulated Foreign Currency Adjustment Attributable to Parent [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2024 | $		$ 7			$ 48,397		$ (44,543)		$ 111		$ 3,972		$ (104)		$ 3,868
Balance, shares at Dec. 31, 2024 | shares	3,542	3,542	22,747
Net loss and total comprehensive loss | $							(4,810)		(233)		(5,043)		(2)		(5,045)
Share-based compensation | $		$ 1			1,566						1,567				1,567
Share-based compensation, shares | shares	3,000	3,000
Issuance of new Class A Shares | $		$ 1			1,866						1,867				1,867
Issuance of new Class A Shares, shares | shares			4,850
Balance at Jun. 30, 2025 | $		$ 9			51,829		(49,353)		(122)		2,363		(106)		2,257
Balance, shares at Jun. 30, 2025 | shares	6,542	6,542	27,597
Balance at Dec. 31, 2024 | $		$ 7			48,397		(44,543)		111		3,972		(104)		3,868
Balance, shares at Dec. 31, 2024 | shares	3,542	3,542	22,747
Balance at Dec. 31, 2025 | $		$ 32			94,273		(62,238)		(228)		31,839		143		31,982
Balance, shares at Dec. 31, 2025 | shares	12,677	12,677	108,965
Net loss and total comprehensive loss							(13,411)		(24)		(13,435)		(10)	$ (10,389)	(13,445)
Share-based compensation | $		$ 2			11,725						11,727				11,727
Share-based compensation, shares | shares	7,000	7,000	1,684
Issuance of new Class A Shares | $		$ 9			18,984						18,993				18,993
Issuance of new Class A Shares, shares | shares			37,250
Issuance of new Class A Shares upon exercise of warrants | $		1			2,341						2,342				2,342
Issuance of new Class A Shares upon exercise of warrants, shares | shares			2,150
Balance at Jun. 30, 2026	$ 34	$ 44		$ 98,383	$ 127,323	$ (58,454)	$ (75,649)	$ (195)	$ (252)	$ 39,768	$ 51,466	$ 103	$ 133	$ 39,871	$ 51,599
Balance, shares at Jun. 30, 2026 | shares	19,677	19,677	150,049